UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

175 Federal Street, Suite #875
Boston, MA 02110
(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman
175 Federal Street, Suite #875
Boston, MA 02110
(Name and address of agent for service)

617-917-2605
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2020

Date of reporting period:  December 31, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Semi-Annual Report

December 31, 2019

ERShares Global Fund
ERShares US Small Cap Fund
ERShares US Large Cap Fund

Each a series of EntrepreneurSharesTM Series Trust
c/o UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on https://www.entrepreneurshares.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by visiting https://www.entrepreneurshares.com or by calling 877-271-8811.  If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling 877-271-8811 or, if you own your shares through a financial intermediary, by contacting your financial intermediary.  Your election to receive reports in paper will apply to all of the Funds in the EntrepreneurShares fund family.

ERShares Global Fund

SECTOR ALLOCATION(1)
December 31, 2019 (Unaudited)

As a Percentage of Total Investments

TOP TEN EQUITY HOLDINGS(1)(2)
as of December 31, 2019 (Unaudited)

Issuer	% of Net Assets
Amazon.com, Inc.	3.23%
Facebook, Inc. – Class A	2.83%
Alphabet, Inc. – Class A	2.71%
NVIDIA Corp.	2.59%
Sino Biopharmaceutical Ltd.	2.20%
Partners Group Holding A.G.	1.92%
Nine Dragons Paper Holdings Ltd.	1.87%
Shopify, Inc.	1.85%
Microchip Technology, Inc.	1.85%
Geopark Ltd.	1.84%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

ERShares US Small Cap Fund

SECTOR ALLOCATION(1)
December 31, 2019 (Unaudited)

As a Percentage of Total Investments

TOP TEN EQUITY HOLDINGS(1)(2)
as of December 31, 2019 (Unaudited)

Issuer	% of Net Assets
Global Blood Therapeutics, Inc.	2.46%
Vicor Corp.	2.03%
Omnicell, Inc.	1.73%
W&T Offshore, Inc.	1.69%
Stitch Fix, Inc. – Class A	1.68%
Cargurus, Inc.	1.67%
Appfolio, Inc. – Class A	1.63%
Guardant Health, Inc.	1.59%
Shutterstock, Inc.	1.58%
SS&C Technologies Holdings, Inc.	1.58%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

ERShares US Large Cap Fund

SECTOR ALLOCATION(1)
December 31, 2019 (Unaudited)

As a Percentage of Total Investments

TOP TEN EQUITY HOLDINGS(1)(2)
as of December 31, 2019 (Unaudited)

Issuer	% of Net Assets
Amazon.com, Inc.	6.72%
Facebook, Inc. – Class A	4.97%
Apple, Inc.	4.67%
Alphabet, Inc. – Class A	4.61%
Microsoft Corp.	4.13%
NVIDIA Corp.	2.74%
Netflix, Inc.	2.48%
salesforce.com, Inc.	2.40%
Intuitive Surgical, Inc.	2.18%
Fortinet, Inc.	2.05%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

EntrepreneurShares Series Trust

EXPENSE EXAMPLE
December 31, 2019 (Unaudited)

As a shareholder of ERShares Global Fund, the ERShares US Small Cap Fund, or the ERShares US Large Cap Fund (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees on shares held less than 5 business days and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other specific expenses for the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expense comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during the period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on a Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help determine the relevant total cost of owning different funds. In addition, if these transactional costs were included, shareholder costs would be higher.

ERShares Global Fund

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	July 1, 2019 –
	July 1, 2019	December 31, 2019	December 31, 2019
Institutional Class – Actual(2)	$1,000.00	$1,072.60	$7.68
Institutional Class – Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.80	$7.48

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(2)	Based on actual returns for the six-month period ended December 31, 2019 of 7.26%.

ERShares US Small Cap

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	July 1, 2019 –
	July 1, 2019	December 31, 2019	December 31, 2019
Institutional Class – Actual(2)	$1,000.00	$1,002.70	$4.29
Institutional Class – Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.90	$4.33

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(2)	Based on actual returns for the six-month period ended December 31, 2019 of 0.27%.

EntrepreneurShares Series Trust

EXPENSE EXAMPLE (Continued)
December 31, 2019 (Unaudited)

ERShares US Large Cap

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	July 1, 2019 –
	July 1, 2019	December 31, 2019	December 31, 2019
Institutional Class – Actual(2)	$1,000.00	$1,071.50	$3.92
Institutional Class – Hypothetical
(5% return before expenses)	$1,000.00	$1,021.40	$3.82

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(2)	Based on actual returns for the six-month period ended December 31, 2019 of 7.15%.

ERShares Global Fund

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS – 96.9%

	Apparel & Textile Products – 1.1%
23,243	Gildan Activewear, Inc.[1]	$686,366

	Asset Management – 3.6%
2,114	BlackRock, Inc.	1,062,708
1,275	Partners Group Holding A.G.[1]	1,169,079
		2,231,787
	Banking – 1.8%
9,338	First Republic Bank	1,096,748

	Biotechnology & Pharmaceutical – 10.7%
7,127	Ascendis Pharma A/S ADR*,[1]	991,508
5,016	Genmab A/S*,[1]	1,115,478
6,795	Jazz Pharmaceuticals PLC*	1,014,358
2,952	Regeneron Pharmaceuticals, Inc.*	1,108,417
960,882	Sino Biopharmaceutical Ltd.[1]	1,344,098
10,757	United Therapeutics Corp.*	947,476
		6,521,335
	Chemicals – 1.3%
1,763,187	Fufeng Group Ltd.[1]	776,116

	Commercial Services – 3.3%
3,871	Cintas Corp.	1,041,609
85,604	Clipper Logistics PLC[1]	326,302
37,200	JAC Recruitment Co., Ltd.[1]	665,221
		2,033,132
	Consumer Products – 1.3%
29,295	Fevertree Drinks PLC[1]	812,219

	Containers & Packaging – 1.9%
1,098,406	Nine Dragons Paper Holdings Ltd.[1]	1,141,780

	Electrical Equipment – 3.3%
19,718	Cognex Corp.[2]	1,104,997
17,910	Renishaw PLC[1]	893,958
		1,998,955
	Engineering & Construction Services – 1.5%
55,103	HomeServe PLC[1]	922,641

	Health Care Facilities & Services – 1.7%
7,178	Universal Health Services, Inc. – Class B	1,029,756

	Institutional Financial Services – 3.5%
11,182	Intercontinental Exchange, Inc.	1,034,894
16,504	SEI Investments Co.	1,080,682
		2,115,576

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)

	Insurance – 3.2%
20,173	Athene Holding Ltd. – Class A*	$948,736
4,479	Berkshire Hathaway, Inc. – Class B*	1,014,494
		1,963,230
	Iron & Steel – 1.8%
32,699	Steel Dynamics, Inc.	1,113,074

	Leisure Products – 1.4%
27,533	Spin Master Corp.*,[1,3]	838,330

	Media – 15.1%
1,235	Alphabet, Inc. – Class A*	1,654,147
8,420	Facebook, Inc. – Class A*	1,728,205
51,173	GMO internet, Inc.[1]	977,258
3,155	Netflix, Inc.*,[2]	1,020,863
59,959	SEEK Ltd.[1]	948,825
2,840	Shopify, Inc.*,[1]	1,129,127
6,020	Spotify Technology S.A*	900,291
4,454	VeriSign, Inc.*	858,197
		9,216,913
	Oil, Gas & Coal – 4.7%
23,424	Continental Resources, Inc.	803,443
50,762	Geopark Ltd.[1]	1,121,840
45,745	Kinder Morgan, Inc.	968,422
		2,893,705
	Real Estate – 3.4%
12,828	Colliers International Group, Inc.[1]	1,000,199
11,892	Prologis, Inc. – REIT	1,060,053
		2,060,252
	Retail – Consumer Staples – 1.5%
28,356	Alimentation Couche-Tard, Inc. – Class B1	893,379

	Retail – Discretionary – 5.9%
1,068	Amazon.com, Inc.*	1,973,493
64,142	Aritzia, Inc.*,[1]	940,940
79,016	Rakuten, Inc.*,[1]	679,950
		3,594,383
	Semiconductors – 4.4%
10,766	Microchip Technology, Inc.[2]	1,127,415
6,719	NVIDIA Corp.	1,580,981
		2,708,396
	Software – 11.0%
7,931	Check Point Software Technologies Ltd.*,[1]	880,024
1,018	Constellation Software, Inc.[1]	988,650
3,262	NetEase, Inc. – ADR[1]	1,000,260
6,803	salesforce.com, Inc.*	1,106,440

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)

	Software (Continued)
7,286	Synopsys, Inc.*	$1,014,211
164,652	Technology One Ltd.[1]	957,870
5,457	Veeva Systems, Inc. – Class A*	767,581
		6,715,036
	Specialty Finance – 3.3%
108,039	Financial Products Group Co., Ltd.[1]	1,047,030
3,331	FleetCor Technologies, Inc.*	958,396
		2,005,426
	Technology Services – 1.8%
4,542	Teleperformance[1]	1,107,606

	Telecommunications – 3.0%
21,460	SoftBank Group Corp.[1]	939,338
54,189	Vision, Inc.*,[1]	903,690
		1,843,028
	Transportation & Logistics – 1.4%
5,628	FedEx Corp.	851,010
	TOTAL COMMON STOCKS (Cost $47,392,569)	59,170,179

	SHORT-TERM INVESTMENTS – 6.5%
1,771,215	Blackrock Liquidity Funds FedFund Portfolio – Institutional Class, 1.659%[4,5]	1,771,215
2,138,917	Fidelity Investments Treasury Only Portfolio – Institutional Class, 1.593%[4,5]	2,138,917
28,761	Invesco Government & Agency Portfolio – Institutional Class, 1.592%[4,5]	28,761
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,938,893)	3,938,893

	Total Investments – 103.4% (Cost $51,331,462)	63,109,072
	Liabilities in Excess of Other Assets – (3.4)%	(2,055,186)
	TOTAL NET ASSETS – 100.0%	$61,053,886

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
*	Non-income producing security.
[1]	Global Security, as classified by the Fund’s Investment Advisor, in accordance to the definition in the Fund’s prospectus.
[2]	All or a portion of shares are on loan. Total loaned securities had a fair value of $1,980,265.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $838,330 which represents 1.4% of Net Assets.

[4]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $2,030,463.
[5]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2019 (Unaudited)

Percent of Net
Country of Risk	Assets
United States	58.9%
Canada	10.7%
Japan	8.5%
United Kingdom	4.8%
China	4.8%
Hong Kong	4.1%
Denmark	3.4%
Australia	3.2%
Colombia	1.8%
France	1.8%
Israel	1.4%
103.4%

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS – 97.5%

	Apparel & Textile Products – 1.5%
53,370	Skechers U.S.A., Inc. – Class A*,[1]	$2,305,050

	Asset Management – 1.2%
28,731	Cohen & Steers, Inc.	1,803,158

	Banking – 4.2%
106,499	Live Oak Bancshares, Inc.	2,024,546
35,450	Pinnacle Financial Partners, Inc.	2,268,800
37,180	Preferred Bank	2,234,146
		6,527,492
	Biotechnology & Pharmaceutical – 19.4%
75,418	Allogene Therapeutics, Inc.*,[1]	1,959,360
179,868	Catalyst Pharmaceuticals, Inc.*	674,505
169,988	Corcept Therapeutics, Inc.*,[1]	2,056,855
33,725	Eagle Pharmaceuticals, Inc.*	2,026,198
48,155	Global Blood Therapeutics, Inc.*,[1]	3,827,841
31,671	Guardant Health, Inc.*,[1]	2,474,772
32,815	Ionis Pharmaceuticals, Inc.*	1,982,354
132,344	Kura Oncology, Inc.*	1,819,730
23,355	Madrigal Pharmaceuticals, Inc.*	2,127,874
21,163	Neurocrine Biosciences, Inc.*,[1]	2,274,811
130,187	Omeros Corp.*,[1]	1,834,335
138,729	Puma Biotechnology, Inc.*,[1]	1,213,879
78,631	Supernus Pharmaceuticals, Inc.*	1,865,127
44,133	Ultragenyx Pharmaceutical, Inc.*	1,884,920
24,602	United Therapeutics Corp.*	2,166,944
		30,189,505
	Commercial Services – 3.0%
23,904	Avalara, Inc.*	1,750,968
25,283	Insperity, Inc.	2,175,349
12,313	National Research Corp.[1]	811,919
		4,738,236
	Consumer Products – 4.2%
30,743	Inter Parfums, Inc.	2,235,323
11,965	J&J Snack Foods Corp.	2,204,791
42,007	National Beverage Corp.*,[1]	2,143,197
		6,583,311
	Engineering & Construction Services – 0.4%
32,622	Construction Partners, Inc. – Class A*	550,333

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)

	Gaming, Lodging & Restaurants – 2.7%
53,659	Cheesecake Factory, Inc.[1]	$2,085,189
38,669	Texas Roadhouse, Inc.[1]	2,177,838
		4,263,027
	Hardware – 3.5%
97,374	Super Micro Computer, Inc.*	2,338,924
67,596	Vicor Corp.*	3,158,085
		5,497,009
	Health Care Facilities & Services – 1.6%
28,880	Medpace Holdings, Inc.*	2,427,653

	Iron & Steel – 1.5%
69,467	Steel Dynamics, Inc.	2,364,657

	Media – 9.7%
73,811	Cargurus, Inc.*	2,596,671
76,154	HealthStream, Inc.*	2,071,389
12,357	Roku, Inc.*,[1]	1,654,602
57,409	Shutterstock, Inc.*	2,461,698
7,477	Trade Desk, Inc. – Class A*,[1]	1,942,375
29,039	World Wrestling Entertainment, Inc. – Class A1	1,883,760
69,668	Yelp, Inc.*,[1]	2,426,536
		15,037,031
	Medical Equipment & Devices – 5.3%
62,055	LeMaitre Vascular, Inc.[1]	2,230,877
13,455	Masimo Corp.*	2,126,697
54,213	Merit Medical Systems, Inc.*,[1]	1,692,530
13,673	Penumbra, Inc.*,[1]	2,246,064
		8,296,168
	Metals & Mining – 0.7%
18,923	Encore Wire Corp.	1,086,180

	Oil, Gas & Coal – 3.1%
126,697	Matador Resources Co.*,[1]	2,276,745
472,371	W&T Offshore, Inc.*	2,626,383
		4,903,128
	Real Estate – 2.8%
139,485	GEO Group, Inc. – REIT	2,316,846
95,849	Medical Properties Trust, Inc. – REIT	2,023,372
		4,340,218
	Renewable Energy – 2.7%
130,392	Ameresco, Inc. – Class A*	2,281,860
139,069	Sunrun, Inc.*	1,920,543
		4,202,403

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)

	Retail – Discretionary – 1.7%
101,941	Stitch Fix, Inc. – Class A*,[1]	$2,615,806

	Semiconductors – 2.8%
14,859	IPG Photonics Corp.*	2,153,366
12,401	Monolithic Power Systems, Inc.[1]	2,207,626
		4,360,992
	Software – 16.1%
17,395	Alteryx, Inc.*,[1]	1,740,718
23,055	Appfolio, Inc. – Class A*,[1]	2,534,897
126,820	Box, Inc.*	2,128,040
5,784	HubSpot, Inc.*,[1]	916,764
12,380	MongoDB, Inc.*,[1]	1,629,332
24,701	New Relic, Inc.*	1,623,103
8,470	Okta, Inc.*,[1]	977,184
32,952	Omnicell, Inc.*	2,692,837
7,255	Paycom Software, Inc.*	1,920,834
26,427	Pegasystems, Inc.	2,104,910
39,844	SS&C Technologies Holdings, Inc.	2,446,422
9,412	Twilio, Inc. – Class A*,[1]	925,011
12,988	Veeva Systems, Inc. – Class A*	1,826,892
23,574	Zoom Video Communications, Inc. – Class A*,[1]	1,603,975
		25,070,919
	Specialty Finance – 3.3%
13,221	Euronet Worldwide, Inc.*	2,083,101
89,319	Green Dot Corp. – Class A*	2,081,133
3,171	LendingTree, Inc.*	962,208
		5,126,442
	Technology Services – 2.5%
10,484	EPAM Systems, Inc.*	2,224,285
41,296	TTEC Holdings, Inc.	1,636,148
		3,860,433
	Telecommunications – 2.1%
26,076	Cogent Communications Holdings, Inc.	1,716,061
8,880	RingCentral, Inc. – Class A*	1,497,790
		3,213,851
	Transportation & Logistics – 0.7%
20,540	Hub Group, Inc., Class A*	1,053,497

	Waste & Environment Services & Equipment – 0.8%
14,934	Clean Harbors, Inc.*	1,280,590
	TOTAL COMMON STOCKS (Cost $120,346,522)	151,697,089

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2019 (Unaudited)

Shares		Fair Value
	SHORT-TERM INVESTMENTS – 20.9%
24,753,647	Blackrock Liquidity Funds FedFund Portfolio – Institutional Class, 1.659%[2,3]	$24,753,647
7,432,158	Fidelity Investments Treasury Only Portfolio – Institutional Class, 1.593%[2,3]	7,432,158
401,953	Invesco Government & Agency Portfolio – Institutional Class, 1.592%[2,3]	401,953
	TOTAL SHORT-TERM INVESTMENTS (Cost $32,587,758)	32,587,758

	Total Investments – 118.4% (Cost $152,934,280)	184,284,847
	Liabilities in Excess of Other Assets – (18.4)%	(28,667,290)
	TOTAL NET ASSETS – 100.0%	$155,617,557

Percentages are stated as a percent of net assets.
REIT – Real Estate Investment Trusts
*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $27,797,275.
[2]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $28,376,776.
[3]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS – 98.7%

	Aerospace & Defense – 1.7%
9,336	Huntington Ingalls Industries, Inc.	$2,342,216

	Asset Management – 3.3%
4,455	BlackRock, Inc.	2,239,528
77,215	KKR & Co., Inc. – Class A1	2,252,362
		4,491,890
	Banking – 1.8%
20,772	First Republic Bank[1]	2,439,671

	Biotechnology & Pharmaceutical – 8.3%
102,270	Exelixis, Inc.*	1,801,997
34,618	Ionis Pharmaceuticals, Inc.*	2,091,273
15,923	Jazz Pharmaceuticals PLC*	2,376,985
7,074	Regeneron Pharmaceuticals, Inc.*	2,656,146
27,208	United Therapeutics Corp.*	2,396,481
		11,322,882
	Commercial Services – 1.7%
8,858	Cintas Corp.	2,383,511

	Consumer Products – 3.1%
10,424	Constellation Brands, Inc. – Class A	1,977,954
36,355	Monster Beverage Corp.*	2,310,360
		4,288,314
	Gaming, Lodging & Restaurants – 3.6%
2,957	Chipotle Mexican Grill, Inc.*	2,475,334
34,924	Las Vegas Sands Corp.	2,411,153
		4,886,487
	Hardware – 6.3%
21,710	Apple, Inc.	6,375,141
11,082	Arista Networks, Inc.*,[1]	2,254,079
		8,629,220
	Health Care Facilities & Services – 1.5%
14,681	Universal Health Services, Inc. – Class B	2,106,136

	Institutional Financial Services – 3.5%
25,524	Intercontinental Exchange, Inc.	2,362,246
36,052	SEI Investments Co.	2,360,685
		4,722,931
	Iron & Steel – 1.6%
65,464	Steel Dynamics, Inc.	2,228,395

	Media – 14.1%
4,694	Alphabet, Inc. – Class A*	6,287,097
33,073	Facebook, Inc. – Class A*,[1]	6,788,233
10,476	Netflix, Inc.*,[1]	3,389,719

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)

	Media (Continued)
14,212	VeriSign, Inc.*	$2,738,368
		19,203,417
	Medical Equipment & Devices – 3.9%
15,005	Danaher Corp.	2,302,967
5,019	Intuitive Surgical, Inc.*	2,966,982
		5,269,949
	Oil, Gas & Coal – 3.1%
58,496	Continental Resources, Inc.[1]	2,006,413
102,179	Kinder Morgan, Inc.	2,163,129
		4,169,542
	Real Estate – 1.6%
24,711	Prologis, Inc. – REIT	2,202,739

	Retail – Discretionary – 6.7%
4,965	Amazon.com, Inc.*	9,174,526

	Semiconductors – 6.0%
14,952	IPG Photonics Corp.*	2,166,844
22,061	Microchip Technology, Inc.[1]	2,310,228
15,904	NVIDIA Corp.	3,742,211
		8,219,283
	Software – 19.5%
24,671	Akamai Technologies, Inc.*	2,131,081
26,156	Fortinet, Inc.*	2,792,415
35,722	Microsoft Corp.	5,633,359
8,765	Okta, Inc.*,[1]	1,011,218
9,376	Paycom Software, Inc.*	2,482,390
20,165	salesforce.com, Inc.*	3,279,636
37,583	SS&C Technologies Holdings, Inc.	2,307,596
16,690	Synopsys, Inc.*	2,323,248
8,271	Twilio, Inc. – Class A*,[1]	812,874
13,776	Veeva Systems, Inc. – Class A*	1,937,732
11,302	Workday, Inc. – Class A*	1,858,614
		26,570,163
	Specialty Finance – 2.9%
7,511	FleetCor Technologies, Inc.*	2,161,065
29,306	Square, Inc. – Class A*	1,833,383
		3,994,448
	Technology Services – 1.3%
2,993	CoStar Group, Inc.*,[1]	1,790,712

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)

	Telecommunications – 1.8%
14,658	RingCentral, Inc. – Class A*	$2,472,365

	Transportation & Logistics – 1.4%
12,188	FedEx Corp.	1,842,948
	TOTAL COMMON STOCKS (Cost $89,845,014)	134,751,745

	SHORT-TERM INVESTMENTS – 7.3%
7,102,572	Blackrock Liquidity Funds FedFund Portfolio – Institutional Class, 1.659%[2,3]	7,102,572
2,739,206	Fidelity Investments Treasury Only Portfolio – Institutional Class, 1.593%[2,3]	2,739,206
115,333	Invesco Government & Agency Portfolio – Institutional Class, 1.592%[2,3]	115,333
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,957,111)	9,957,111

	Total Investments – 106.0% (Cost $99,802,125)	144,708,856
	Liabilities in Excess of Other Assets – (6.0)%	(8,210,264)
	TOTAL NET ASSETS – 100.0%	$136,498,592

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $7,981,470.
[2]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $8,142,158.
[3]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

	ERShares	ERShares	ERShares
	Global	US Small	US Large
	Fund	Cap Fund	Cap Fund
ASSETS:
Investments, at cost	$51,331,462	$152,934,280	$99,802,125
Investments, at value[1]	$63,109,072	$184,284,847	$144,708,856
Cash	2,217	—	—
Receivables:
Dividends and interest	104,567	72,381	41,491
Securities lending income	135	29,984	2,327
Prepaid expenses	10,602	24,134	18,365
Total assets	63,226,593	184,411,346	144,771,039

LIABILITIES:
Collateral due to broker for securities loaned	2,030,463	28,376,776	8,142,158
Payables:
Due to custodian	—	277,921	2,133
Fund shares redeemed	39,843	—	15,802
Advisory fees	63,950	92,739	68,467
Auditing fees	28,777	28,777	28,777
Fund accounting and administration fees	2,560	6,539	5,674
Transfer agent fees and expenses	1,721	1,715	2,288
Shareholder reporting fees	1,374	2,802	2,836
Trustees’ fees and expenses	1,199	3,238	2,470
Pricing fees	811	616	582
Custody fees	295	1,621	1,114
Accrued other expenses	1,714	1,045	146
Total liabilities	2,172,707	28,793,789	8,272,447

NET ASSETS	$61,053,886	$155,617,557	$136,498,592

COMPONENT OF NET ASSETS:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$49,443,845	$124,448,595	$91,915,046
Total distributable earnings	11,610,041	31,168,962	44,583,546
NET ASSETS	$61,053,886	$155,617,557	$136,498,592
Institutional Class:
Shares of beneficial interest issued and outstanding	3,716,248	13,029,415	8,935,492
Net asset value per share	$16.43	$11.94	$15.28

[1]	Includes securities on loan of $1,980,265, $27,797,275, and $7,981,470, respectively (see Note 2).

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF OPERATIONS
For the six months ended December 31, 2019 (Unaudited)

	ERShares	ERShares	ERShares
	Global	US Small	US Large
	Fund	Cap Fund	Cap Fund
INVESTMENT INCOME:
Dividend income*	$389,232	$437,899	$427,288
Interest income	24,815	81,619	44,686
Securities lending income	687	209,724	4,356
Total investment income	414,734	729,242	476,330

EXPENSES:
Advisory fees	379,396	584,853	434,034
Fund accounting and administration fees	15,176	38,990	33,387
Registration fees	13,601	16,201	17,224
Auditing fees	9,627	9,627	9,627
Transfer agent fees and expenses	6,514	8,473	9,695
Custody fees	6,197	4,696	3,847
Pricing fees	4,898	5,064	3,658
Legal fees	4,843	12,746	10,063
Miscellaneous	2,451	2,134	1,271
Trustees’ fees and expenses	1,663	4,225	3,509
Shareholder reporting fees	1,505	3,492	3,312
Insurance fees	786	2,598	2,184
Chief Compliance Officer fees	292	662	576
Total expenses	446,949	693,761	532,387
Advisory fees waived	—	(30,928)	(31,579)
Net expenses	446,949	662,833	500,808
NET INVESTMENT INCOME (LOSS)	(32,215)	66,409	(24,478)

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized gain (loss) on:
Investments	(121,826)	1,028,433	7,870,086
Foreign currency transactions	(769)	—	—
Net realized gain (loss)	(122,595)	1,028,433	7,870,086
Net change in unrealized appreciation/depreciation on:
Investments	4,389,728	(905,553)	1,353,519
Foreign currency translations	965	5	(3)
Net change in unrealized appreciation/depreciation	4,390,693	(905,548)	1,353,516
Net realized and unrealized gain	4,268,098	122,885	9,223,602
NET INCREASE IN NET
ASSETS FROM OPERATIONS	$4,235,883	$189,294	$9,199,124
* Net of foreign tax withheld of:	$23,222	$—	$—

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(32,215)	$(220,595)
Net realized gain (loss) on investments and foreign currency transactions	(122,595)	1,937,109
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	4,390,693	(970,952)
Net increase in net assets resulting from operations	4,235,883	745,562

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
Distributions	(1,788,910)	(1,496,411)
Total distributions to shareholders	(1,788,910)	(1,496,411)

CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	416,646	3,478,107
Reinvestment of distributions	1,436,494	1,069,997
Cost of shares redeemed[1]	(7,030,429)	(3,095,290)
Net increase (decrease) in net assets from capital transactions	(5,177,289)	1,452,814

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,730,316)	701,965

NET ASSETS:
Beginning of period	63,784,202	63,082,237
End of period	$61,053,886	$63,784,202

[1]	Net of redemption fee proceeds of $0 and $11, respectively.

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$66,409	$(24,035)
Net realized gain on investments	1,028,433	12,668,827
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(905,548)	(10,033,864)
Net increase in net assets resulting from operations	189,294	2,610,928

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
Distributions	(9,831,600)	(24,613,660)
Total distributions to shareholders	(9,831,600)	(24,613,660)

CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	2,646,222	25,314,608
Reinvestment of distributions	9,828,304	24,552,715
Cost of shares redeemed[1]	(7,925,126)	(26,589,479)
Net increase in net assets from capital transactions	4,549,400	23,277,844

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,092,906)	1,275,112

NET ASSETS:
Beginning of period	160,710,463	159,435,351
End of period	$155,617,557	$160,710,463

[1]	Net of redemption fee proceeds of $107 and $2,083, respectively.

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(24,478)	$(34,655)
Net realized gain on investments	7,870,086	106,747
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	1,353,516	6,324,865
Net increase in net assets resulting from operations	9,199,124	6,396,957

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
Distributions	(8,147,630)	(2,291,347)
Total distributions to shareholders	(8,147,630)	(2,291,347)

CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	2,008,326	8,508,813
Reinvestment of distributions	8,143,889	2,284,603
Cost of shares redeemed[1]	(8,025,932)	(5,970,392)
Net increase in net assets from capital transactions	2,126,283	4,823,024

TOTAL INCREASE IN NET ASSETS	3,177,777	8,928,634

NET ASSETS:
Beginning of period	133,320,815	124,392,181
End of period	$136,498,592	$133,320,815

[1]	Net of redemption fee proceeds of $497 and $94, respectively.

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	Six Months	Year Ended June 30,
	Ended
	December 31,
	2019	2019	2018	2017	2016	2015
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$15.78	$16.07	$14.65	$11.81	$12.19	$13.19

Income from investment operations:
Net investment loss[1]	(0.01)	(0.06)	(0.10)	(0.07)	(0.07)	(0.08)
Net realized and unrealized
gain (loss) on investments	1.15	0.16	2.77	2.91	(0.27)	0.48
Total from investment operations	1.14	0.10	2.67	2.84	(0.34)	0.40

Less distributions:
From net investment income	—	—	—	—	(0.04)	—
From net realized gain	(0.49)	(0.39)	(1.25)	—	—	(1.40)
Total distributions	(0.49)	(0.39)	(1.25)	—	(0.04)	(1.40)
Net asset value, end of period	$16.43	$15.78	$16.07	$14.65	$11.81	$12.19
Total return[2]	7.26%[3]	1.11%	18.65%	24.05%	(2.75)%	3.49%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$61,054	$63,784	$63,082	$26,933	$21,782	5,517
Ratio of expenses to average net assets:
Before fees waived/recovered	1.47%[4]	1.47%	1.53%	1.74%	2.52%	2.03%
After fees waived/recovered	1.47%[4]	1.56%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income (loss)
to average net assets:
Before fees waived/recovered	(0.11)%[4]	(0.27)%	(0.47)%	(0.57)%	(1.43)%	(0.96)%
After fees waived/recovered	(0.11)%[4]	(0.36)%	(0.64)%	(0.53)%	(0.61)%	(0.63)%
Portfolio turnover rate	0%[3]	23%	38%	65%	71%	69%

[1]	Based on average shares outstanding during the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares (see Note 3).

[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	Six Months	Year Ended June 30,
	Ended
	December 31,
	2019	2019	2018	2017	2016	2015
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$12.71	$15.27	$12.75	$9.72	$11.45	$10.68

Income from investment operations:
Net investment income (loss)[1]	0.01	— [2]	(0.02)	0.01	0.02	— [2]
Net realized and unrealized
gain (loss) on investments	0.02	(0.28)	3.89	3.04	(1.14)	0.77
Total from investment operations	0.03	(0.28)	3.87	3.05	(1.12)	0.77

Less distributions:
From net investment income	(0.01)	—	—	(0.02)	— [2]	— [2]
From net realized gain	(0.79)	(2.28)	(1.35)	—	(0.61)	—
Total distributions	(0.80)	(2.28)	(1.35)	(0.02)	(0.61)	— [2]
Net asset value, end of period	$11.94	$12.71	$15.27	$12.75	$9.72	$11.45
Total return[3]	0.27%[4]	1.58%	32.42%	31.39%	(9.63)%	7.26%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$155,618	$160,710	$159,435	$120,847	$130,705	143,122
Ratio of expenses to average net assets:
Before fees waived	0.89%[5]	0.89%	0.90%	0.90%	0.91%	0.89%
After fees waived	0.85%[5]	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss)
to average net assets:
Before fees waived	0.05%[5]	(0.05)%	(0.16)%	(0.18)%	0.11%	(0.08)%
After fees waived	0.09%[5]	(0.01)%	(0.11)%	(0.13)%	0.17%	(0.04)%
Portfolio turnover rate	25%[4]	43%	72%	53%	67%	107%

[1]	Based on average shares outstanding during the period.
[2]	Amount reported represents less than $.01 per shares.
[3]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares (see Note 3).

[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	Six Months	Year Ended June 30,
	Ended
	December 31,
	2019	2019	2018	2017	2016	2015
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$15.17	$14.75	$12.61	$10.65	$10.77	$10.00

Income from investment operations:
Net investment income (loss)[1]	—	— [2]	(0.02)	0.04	0.07	0.04
Net realized and unrealized
gain (loss) on investments	1.08	0.69	3.48	2.10	(0.12)	0.74
Total from investment operations	1.08	0.69	3.46	2.14	(0.05)	0.78

Less distributions:
From net investment income	—	—	(0.01)	(0.06)	(0.07)	(0.01)
From net realized gain	(0.97)	(0.27)	(1.31)	(0.12)	—	—
Total distributions	(0.97)	(0.27)	(1.32)	(0.18)	(0.07)	(0.01)
Net asset value, end of period	$15.28	$15.17	$14.75	$12.61	$10.65	$10.77
Total return[3]	7.15%[4]	5.09%	28.67%	20.26%	(0.49)%	7.77%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$136,499	$133,321	$124,392	$107,823	$88,495	82,980
Ratio of expenses to average net assets:
Before fees waived	0.80%[5]	0.79%	0.81%	0.82%	0.83%	0.83%
After fees waived	0.75%[5]	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss)
to average net assets:
Before fees waived	(0.08)%[5]	(0.07)%	(0.18)%	0.26%	0.59%	0.28%
After fees waived	(0.03)%[5]	(0.03)%	(0.12)%	0.33%	0.67%	0.36%
Portfolio turnover rate	27%[4]	—%	43%	43%	77%	90%

[1]	Based on average shares outstanding during the period.
[2]	Amount reported represents less than $.01 per shares.
[3]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares (see Note 3).

[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.  ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The ERShares Global Fund formerly known as the EntrepreneurShares Global Fund (the “Global Fund”), the ERShares US Small Cap Fund formerly known as the Entrepreneur U.S. Small Cap Fund (the “US Small Cap Fund”), and the ERShares US Large Cap Fund formerly known as the Entrepreneur U.S. Large Cap Fund (the “US Large Cap Fund”) (each separately a “Fund”, or collectively, “the Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The Global Fund commenced operations on November 11, 2010. The US Small Cap Fund commenced operations on December 17, 2013. The US Large Cap Fund commenced operations on June 30, 2014.

The investment objective of the Global Fund is long-term capital appreciation. The Global Fund seeks to achieve its objective by investing in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by EntrepreneurShares, LLC, the Global Fund’s Sub-Advisor, and Seaport Global Advisors, LLC formerly known as Weston Capital Advisors, LLC, the Global Fund’s investment advisor. Dr. Joel M. Shulman has been the Global Fund’s portfolio manager since November 11, 2010 and Managing Director of the Advisor and President of the Sub-Advisor.

The investment objective of the US Small Cap Fund is long-term capital appreciation. The US Small Cap Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of U.S. companies with market capitalization that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the US Small Cap Fund’s investment advisor. Dr. Joel M. Shulman has been the US Small Cap Fund’s portfolio manager since December 17, 2013 and Chief Executive Officer of the Advisor.

The investment objective of the US Large Cap Fund is long-term capital appreciation. The US Large Cap Fund seeks to achieve its objective by investing in equity securities of U.S. companies with market capitalizations that are above $5 billion at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the US Large Cap Fund’s investment advisor. Dr. Joel M. Shulman has been the US Large Cap Fund’s portfolio manager since June 30, 2014 and is Managing Director of the Advisor.

The Global Fund, US Small Cap Fund and the US Large Cap Fund offer one share class, the Institutional Class. Effective January 10, 2013, the Global Fund ceased offering Retail Class shares to the public. The remaining Retail Class shares were converted into Institutional Class shares. Effective June 30, 2017, the US Small Cap Fund ceased offering Retail Class shares to the public. As described in the Prospectus, the Institutional Class shares do not have a 12b-1 fee.  The US Small Cap Fund Retail Class shares were subject to a 0.25% distribution fee of average daily net assets. On July 31, 2017, the US Small Cap Fund Retail Class shares were liquidated at the net asset value.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment Valuation
The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers,

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019 (Unaudited)

NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments with 61 days or more to maturity at time of purchase are valued at fair market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value price assigned to a security upon sale.

Securities that are not listed on an exchange are valued by the Funds’ Advisors, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisors and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Funds with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access at the measurement date;

Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019 (Unaudited)

Level 3:
Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. During the fiscal period ended December 31, 2019, the Funds did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.  The tables below are a summary of the inputs used to value the Funds’ investments as of December 31, 2019.

Global Fund
Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$59,170,179	$—	$—	$59,170,179
Short-Term Investments	3,938,893	—	—	3,938,893
Total Investments	$63,109,072	$—	$—	$63,109,072

US Small Cap Fund
Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$151,697,089	$—	$—	$151,697,089
Short-Term Investments	32,587,758	—	—	32,587,758
Total Investments	$184,284,847	$—	$—	$184,284,847

US Large Cap Fund
Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$134,751,745	$—	$—	$134,751,745
Short-Term Investments	9,957,111	—	—	9,957,111
Total Investments	$144,708,856	$—	$—	$144,708,856

*  For further information regarding security characteristics, please see the Schedules of Investments.

Use of Estimates and Indemnifications
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019 (Unaudited)

Federal Income Taxes
The Funds intend to continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of their net investment income and net realized gains to shareholders.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the period ended December 31, 2019. The Funds would recognize interest and penalties, if any, related to uncertain tax benefits in the Statements of Operations. During the period ended December 31, 2019, the Funds did not incur any interest or penalties. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

Distribution to Shareholders
The Funds intend to continue to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Foreign Currency Transactions
The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds isolate portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are reflected as net realized and unrealized gain or loss on transactions and translations in the Statements of Operations.

Investment Transactions and Investment Income
Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.  Net realized gains or losses are determined using the best tax identification method.

Securities Lending
The Funds may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and such Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019 (Unaudited)

At December 31, 2019, the value of securities loaned and cash collateral received are as follows:

	Value of Securities Loaned	Cash Collateral Received
Global Fund	$1,980,265	$2,030,463
US Small Cap Fund	$27,797,275	$28,376,776
US Large Cap Fund	$7,981,470	$8,142,158

Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

Disclosures about Offsetting Assets and Liabilities
Requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement   disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Funds’ participation in securities lending, and all amounts related to securities lending are presented gross on the Funds’ Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Funds.  Please reference the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

3.  AGREEMENTS

Global Fund’s Investment Advisory Agreement
Seaport Global Advisors, LLC, a related party of the Global Fund, oversees the performance of the Global Fund and is responsible for overseeing the management of the investment portfolio of the Global Fund. These services are provided under the terms of an investment advisory agreement between the Trust and Seaport Global Advisors, LLC, pursuant to which Seaport Global Advisors, LLC receives an annual advisory fee equal to 1.25% of the Global Fund’s average net assets.

Through November 1, 2020, the Advisor has agreed to waive and/or reimburse the Global Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the Global Fund to the amounts of 1.70% per annum of net assets attributable to such shares of the Global Fund.

Seaport Global Advisors, LLC shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Global Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Global Fund is not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by Seaport Global Advisors, LLC .

Sub-Advisory services are provided to the Global Fund, pursuant to an agreement between Seaport Global Advisors, LLC and EntrepreneurShares, LLC (the “Sub-Advisor”). Under the terms of this sub-advisory agreement, Seaport Global Advisors, LLC, not the Global Fund, compensates the Sub-Advisor based on the Global Fund’s average net assets. Certain officers of Seaport Global Advisors, LLC are also officers of the Sub-Advisor. Dr. Shulman is a majority owner of both Seaport Global Advisors, LLC and the Sub-Advisor.

US Small Cap Fund and US Large Cap Fund Investment Advisory Agreement
Capital Impact Advisors, LLC, a related party of the US Small Cap Fund and the US Large Cap Fund, oversees the performance of the US Small Cap Fund and the US Large Cap Fund and is responsible for overseeing the management of the investment portfolio of the US Small Cap Fund and the US Large Cap Fund. These services are provided under the terms of investment advisory agreements between the Trust and Capital Impact Advisors, LLC, pursuant to which Capital Impact Advisors, LLC receives an annual advisory fee equal to 0.75% of the US Small Cap Fund’s average net assets and 0.65% of the US Large Cap Fund’s average net assets.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019 (Unaudited)

Through November 1, 2020 for the US Small Cap Fund and the US Large Cap Fund, Capital Impact Advisors, LLC has agreed to waive and/or reimburse the US Small Cap Fund and the US Large Cap Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the US Small Cap Fund to the amounts of 0.85% per annum of net assets attributable to such shares of the US Small Cap Fund and 0.75% per annum of net assets attributable to shares of the US Large Cap Fund. Capital Impact Advisors, LLC shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the US Small Cap Fund or the US Large Cap Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the US Small Cap Fund and the US Large Cap Fund are not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by Capital Impact Advisors, LLC.

Waived fees subject to recovery by year of expiration are as follows:

US Small Cap and US Large Cap/Capital Impact Advisors, LLC

Year of Expiration	Potential Recovery
	US Small Cap Fund	US Large Cap Fund
6/30/2020	$77,461	$70,689
6/30/2021	69,215	70,676
6/30/2022	58,897	56,945
6/30/2023	30,928	31,579
Total	$236,501	$229,889

4.  DISTRIBUTION PLAN

The Trust has adopted distribution and service (Rule 12b-1) plans (the “Plan”) for the Funds’ Retail Class shares (not available for sale at this time) and the Global Fund’s Class A shares (not available for sale at this time). The Plan allows the Funds to use up to 0.25% of the average daily net assets attributable to the Retail Class shares of the Funds to pay sales, distribution, and other fees for the sale of that share class and for services provided to holders of Retail Class shares. The Plan allows the Global Fund to use up to 0.25% of the average daily net assets attributable to the Class A shares to pay sales, distribution, and other fees for the sale of that class and for services provided to holders of Class A shares. Because these fees are paid out of the Funds’ assets, over time, these fees will increase the cost of an investment in Retail Class or Class A shares, as applicable, and may cost the shareholder more than paying other types of sales charges. The Funds’ Institutional Class shares are not subject to any distribution and service (Rule 12b-1) fees.

5.  INCOME TAXES

The Funds plan to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019 (Unaudited)

The tax character of distributions paid during the year ended June 30, 2019 and the year ended June 30, 2018 was as follows:

	Global Fund		US Small Cap Fund		US Large Cap Fund
Distribution paid from:	2019	2018	2019	2018	2019	2018
Ordinary income*	$909,544	$1,398,039	$5,656,660	$2,117,103	$611,730	$2,287,030
Long-term capital gains	586,867	1,636,833	18,957,000	10,609,112	1,679,617	7,877,079
Total distributions paid	$1,496,411	$3,034,872	$24,613,660	$12,726,215	$2,291,347	$10,164,109

*For federal income tax purposes, distribution of short-term capital gains are treated as ordinary income distributions.

The Funds designate long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gains to zero for the tax year ended June 30, 2019.

As of June 30, 2019, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes are:

		US Small	US Large
	Global Fund	Cap Fund	Cap Fund
Cost of investments	$57,499,857	$146,649,563	$93,726,087
Unrealized appreciation	10,936,136	42,538,193	46,756,620
Unrealized depreciation	(3,549,510)	(10,682,825)	(3,325,782)
Unrealized appreciation/
depreciation on foreign currency	(130)	13	10
Net unrealized appreciation	7,386,496	31,855,381	43,430,848
Undistributed ordinary income	—	17,472	—
Undistributed long-term capital gain	1,776,572	9,056,046	101,204
Distributable income	1,776,572	9,073,518	101,204
Other accumulated gain (loss)	—	(117,631)	—
Total accumulated gain	$9,163,068	$40,811,268	$43,532,052

The table above differs from the financial statements due to timing differences related to the deferral of losses primarily due to wash sales.

As of June 30, 2019, the US Small Cap Fund had $117,631 of post-October capital losses, which are deferred until July 1, 2019 for tax purposes.  Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019 (Unaudited)

6. CAPITAL SHARE TRANSACTIONS

The Trust has authorized capital of unlimited shares of no par value which may be issued in more than one class or series. Currently, the Trust consists of three series, the Funds. Transactions in shares of the Funds were as follows:

	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
	(Unaudited)
Global Fund
Institutional Class
Shares sold	26,370	226,399
Shares issued on reinvestment	87,859	82,118
Shares redeemed	(440,436)	(192,415)
Net increase (decrease) in capital share transactions	(326,207)	116,102

US Small Cap Fund
Institutional Class
Shares sold	214,556	1,891,948
Shares issued on reinvestment	823,831	2,376,836
Shares redeemed	(656,024)	(2,065,299)
Net increase in capital share transactions	382,363	2,203,485

US Large Cap Fund
Institutional Class
Shares sold	132,659	600,454
Shares issued on reinvestment	534,727	187,109
Shares redeemed	(519,016)	(431,882)
Net increase in capital share transactions	148,370	355,681

7.  RELATED PARTIES

At December 31, 2019, certain officers of the Trust were also employees of the Advisors. However, these officers were not compensated directly by the Funds.  Refer to Note 1 for more information.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2019, for the benefit of its shareholders, MAC & Co., held 66.3% of the total Global Fund shares outstanding. As of December 31, 2019, for the benefit of its shareholders, MAC & Co., an affiliate of the US Small Cap Fund, held 86.8% of the total US Small Cap Fund shares outstanding. As of December 31, 2019, for the benefit of its shareholders, MAC & Co., an affiliate of the US Large Cap Fund, held 92.0% of the total US Large Cap Fund shares outstanding.

9.  INVESTMENT TRANSACTIONS

During the period ended December 31, 2019, the aggregate purchases and sales of securities (excluding in-kind transactions and short-term securities) were:

		US Small	US Large
	Global Fund	Cap Fund	Cap Fund
Purchases:	$2,754	$40,091,096	$34,235,852
Sales:	$5,577,553	$37,807,703	$34,671,105

The Funds did not have any purchases or sales of U.S. Government Securities.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019 (Unaudited)

10.  MARKET RISK

The prices of the securities, particularly the common stocks, in which the Funds invest may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/ or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Funds’ holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAV of many mutual funds, including to some extent the Funds. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Funds.

11.  FOREIGN INVESTMENT RISK

The Global Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Global Fund invests in are sometimes open on days when the New York Stock Exchange (“NYSE”) is not open and the Global Fund does not calculate its NAV, and sometimes are not open on days when the NYSE is open and the Global Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time at which the Global Fund calculates its NAV. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time at which the Global Fund calculate its NAV.

Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country  risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

12.  ACCOUNTING PRONOUNCEMENTS

On October 17, 2018, the SEC adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the on the Statement of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, if any, on the Statements of Changes in Net Assets. These Regulation S-X amendments are reflected in the Funds’ financial statements for the period ended December 31, 2019.

13.  SUBSEQUENT EVENTS EVALUATION

Management has performed an evaluation of subsequent events through the date the financial statements were available to be issued and has determined that no additional items require recognition or disclosure for the Funds.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION
December 31, 2019 (Unaudited)

1.  RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS

On September 17, 2019, all of the Trustees of EntrepreneurShares Series Trust (the “Trust”) met to discuss, among other things, the continuation of the investment advisory and sub-advisory agreements, if applicable, for the ERShares Entrepreneur 30 ETF (the “Entrepreneur 30 ETF”), the ERShares Global Fund (the “Global Fund”), the ERShares US Small Cap Fund (the “Small Cap Fund”), and the ERShares US Large Cap Fund (the “Large Cap Fund”) (collectively referred to as the “Funds”).  In preparation for the meeting they reviewed materials addressing the review and consideration of the investment advisory agreements (the “Agreements”), which included a Gartenberg Memo to the Board of Trustees (the “Board”) from legal counsel, 15(c) analyses for the Funds, and the returns of each Fund and the Fund’s benchmark indices provided in the quarterly Board materials.  The Trustees noted that the investment advisory agreement for the ERShares Non-US Small Cap ETF agreement was not up for renewal in 2019, but will be in 2020.

Weston Capital Advisors, LLC (“Weston”) is the Global Fund’s investment advisor, and EntrepreneurShares, LLC (“EntrepreneurShares”) is the Global Fund’s investment sub-advisor.  Capital Impact Advisors, LLC (“Capital Impact Advisors”) is the investment advisor to the Entrepreneur 30 ETF, the Small Cap Fund, and the Large Cap Fund.  Weston, EntrepreneurShares, and Capital Impact Advisors are referred to herein as the “Advisers,” and the investment advisory agreements for the Entrepreneur 30 ETC Global Fund, the Small Cap Fund, and the Large Cap Fund, along with the sub-advisory agreement for the Global Fund, are referred to herein as the “Advisory Agreements.”  The Advisers are responsible for management of the investment portfolio of the Funds, and for overall management of the Funds’ business and affairs pursuant to the Advisory Agreements.

At the meeting, the Trustees had ample opportunity to consider matters they deemed relevant in considering the approval of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.  In addition to the materials requested by the Trustees in connection with their consideration of the continuation of the Advisory Agreements, the Trustees received materials in advance of each regular quarterly meeting of the Board of Trustees that provided information relating to the services provided by the Advisers.

In advance of the meeting, the Advisers sent detailed information to the Trustees to assist them in their evaluation of the Advisory Agreements.  This information included, but was not limited to, a memorandum that summarized the legal standards applicable to the Trustees’ consideration of the Advisory Agreements; information regarding the Advisers’ personnel and investment process; comparative information relating to the Funds’ management fees and other expenses of the Funds; information regarding fees paid and other payments; information on the Advisers’ profitability; financial information about the Advisers; information about brokerage commissions; comparative information relating to the Funds’ performance; information about sales and redemptions of the Funds; information about amounts paid to financial intermediaries; information about the Funds’ compliance program; and other information the Trustees believed was useful in evaluating the approval of the Advisory Agreements.

All of the factors discussed by the Trustees were considered as a whole, and were considered separately by the members of the Board of Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Trustees”), meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the Advisory Agreements.  The Trustees recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the Independent Trustees and the Advisers, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION  (Continued)
December 31, 2019 (Unaudited)

The material determinations of the Board of Trustees, including all of the Independent Trustees, are described below:

Nature and Quality of Investment Advisory Services

The Trustees concluded that the nature, extent and quality of the investment advisory services provided to the Funds by the Advisers are good, and that the nature and extent of the services provided by the Advisers are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules and regulations.  They believe that the following factors, among others, support these conclusions: (1) the Advisers maintain sufficient staff and resources to support the Funds, which allows the Advisers to meet the investment objectives of the Funds; (2) the Advisers have engaged service providers to the Funds, who provide administrative and distribution services on behalf of the Funds and are overseen by the Advisers, that have strong backgrounds and experience in the mutual fund industry; and (3) past actions of the Advisers demonstrate the Advisers’ active oversight of service providers to the Funds, as they have taken actions to ensure that such service providers are performing well, and have, when necessary, replaced service providers who do not perform well.

Comparative Fees and Expenses

The Trustees concluded that the advisory fees and net expense ratios of the Funds were reasonable, and they believe that the following factors, among others, support these conclusions: (1) the long-term returns of the Funds are generally positive when compared to peers; and (2) the Funds are still relatively small in assets under management when compared to their peer groups, and the Advisers are subsidizing the expenses of the Funds to ensure the Funds remain competitive with other funds.

Comparison of Fee Structures of Other Accounts

The Trustees concluded that the differential in advisory fees between the Funds and the separate accounts managed by the Advisers is reasonable, and concluded that the fee rates charged to the Funds in comparison to those charged to the Advisers’ other clients are reasonable.  They believe that the following factors, among others, support these conclusions: (1) the services performed by the Advisers for the Funds generally require a higher level of service and compliance oversight than the services performed for the separate accounts; (2) the Advisers provide tailored investment advisory services to the Funds in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders; and (3) increasingly investors in the Funds invest through brokerage platforms (intermediaries), with fewer investors going directly to the Funds’ transfer agent, and the Advisers absorb a significant portion of the costs associated with these intermediaries (as a result, the cost of obtaining, retaining and servicing shareholders for the Funds is significantly higher than the costs for separate accounts).

Performance

The Trustees concluded that the performance of the Funds has generally been good on a relative basis and on an absolute basis, with periods of underperformance.  When the Funds have underperformed, the Trustees have discussed the reasons with the Advisers at length, and ensures that the Advisers have in place plans to improve performance, and historically the efforts of the Advisers have resulted in improvement. They continue to believe that the Advisers’ discipline should lead to favorable results in the long-term, and concluded that renewal of the Advisory Agreements was in the best interest of the Funds’ shareholders.  They believe that the following factors, among others, support these conclusions: (1) the Advisers manage the Funds in a manner that is materially consistent with their stated investment objective and style; and (2) the long-term returns of the Funds are generally positive in comparison to the peer group.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION  (Continued)
December 31, 2019 (Unaudited)

Costs and Profitability

The Trustees recognized that it is difficult to make comparisons of profitability from investment advisory contracts.  This is because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the type of clients it advises, its business mix, and numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital.  The Trustees concluded that the level of profitability realized by the Advisers from their provision of services to the Funds is reasonable, and, as noted above, that the overall expense ratios and investment advisory fees were fair and reasonable.  They believe that the following factors, among others, support these conclusions: (1) taking into account the intermediary fees that the Advisers pay in connection with managing the Funds, the cost of obtaining, retaining and servicing shareholders for the Funds is significantly higher than the costs for separate accounts; (2) the Advisers expend significant resources and revenue to manage and distribute the Funds; and (3) the Advisers are subsidizing the expenses of the Funds to ensure the Funds remain competitive with other funds.

Economies of Scale

The Trustees concluded that the current fees were appropriate at foreseeable asset levels without the need for breakpoints.  They believe that the following factors, among others, support these conclusions: (1) based on the materials reviewed at the meeting and the size of the Funds, the Funds have not realized economies of scale; and (2) many of the Funds’ expenses increase as the Funds’ assets grow, such as the intermediary service fees and the costs of conducting research to explore additional investments.

Fall-Out Benefits

The Trustees concluded that the other benefits realized by the Advisers from their relationship with the Funds were reasonable.  They believe that the following factors, among others, support this conclusion: (1) while the Advisers may derive ancillary benefits from their association with the Funds in the form of proprietary and third party research products and services received from broker dealers that execute portfolio trades for the Funds, the Trustees determined such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the investment decision-making process; and (2) while managing the Funds may have provided more visibility for the Advisers in the industry in general, the primary focus of this visibility has been the Funds, and it has been beneficial to the Funds.

Conclusion

After reviewing the material provided for the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisers, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, the Trustees, including all of the Independent Trustees, concluded that the Advisory Agreements are fair and reasonable and that the continuation of the Advisory Agreement is in the best interest of the Funds and their shareholders.  Accordingly, the Trustees, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreements.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION  (Continued)
December 31, 2019 (Unaudited)

2.  AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Form N-Q is available without charge, upon request, by calling 1-877-271-8811.

3.  PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available without charge, upon request, by (1) calling 1-877-271-8811 or (2) on the SEC’s website at www.sec.gov.

4.  HOUSEHOLDING

To reduce expenses, each Fund generally mails only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts and to shareholders that such Fund reasonably believes are from the same family and household. This is referred to as “householding.” If you wish to discontinue householding and would like to receive individual copies of these documents, please call us at 1-877-271-8811. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving requests. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

ERShares Global Fund Investment Advisor
Seaport Global Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

ERShares Global Fund Investment Sub-Advisor
EntrepreneurShares, LLC
175 Federal Street, Suite #875
Boston, MA 02110

ERShares US Small Cap Fund and ERShares US Large Cap Fund Investment Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

Independent Registered Public Accounting Firm
RSM US LLP
919 East Main Street, Suite 1800
Richmond, VA 23219

Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, MO 64106

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Accountant, Transfer Agent and Dividend Disbursing Agent
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-877-271-8811.

Semi-Annual Report

EntrepreneurShares Series Trust™

EntrepreneurShares Series Trust (“Trust”) is a registered investment company consisting of separate investment portfolios called “Funds.”  This Semi-Annual Report relates to the following Funds:

Name	Ticker Symbol
ERShares Entrepreneur 30 ETF	ENTR
ERShares Non-US Small Cap ETF	ERSX

The Funds are exchange-traded funds.  This means that shares of the Funds are listed on NYSE Arca, Inc. (“NYSE Arca”) and trade at market prices.  The market price for the Fund’s shares may be different from its net asset value per share (“NAV”).

December 31, 2019

175 Federal Street
Suite #875
Boston, MA 02110
Toll Free: 877-271-8811

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on https://www.entrepreneurshares.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by visiting https://www.entrepreneurshares.com or by calling 877-271-8811. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling 877-271-8811 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive reports will apply to all of the Funds in the EntrepreneurShares fund family.

Expense Examples	December 31, 2019 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested on July 1, 2019 and held through the period ended December 31, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of fund shares as described in the fund’s prospectus. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual	Hypothetical
	Beginning	Ending	Ending
	Account	Account	Account	Actual		Hypothetical	Annualized
	Value	Value	Value	Expenses	Total	Expenses	Net Expense
Fund	7/1/19	12/31/19	12/31/19	Paid(1)	Return	Paid(1)(2)	Ratio
ERShares Entrepreneur 30 ETF	$1,000.00	$1,056.90	$1,022.67	$2.53	5.69%	$2.49	0.49%
ERShares Non-US Small Cap ETF	$1,000.00	$1,041.90	$1,021.37	$3.85	4.19%	$3.81	0.75%

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/366 (to reflect the one-half year period).
(2)	Represents the hypothetical 5% annual return before taxes.

Semi-Annual Shareholder Report
2

ERShares Entrepreneur 30 ETF	December 31, 2019 (Unaudited)

Schedule of Investments Summary Table
Percentage of Fair Value
Communications	23.4%
Consumer Discretionary	11.3
Energy	1.9
Financials	20.7
Health Care	5.6
Industrials	2.8
Technology	34.3
Total	100.0%

Portfolio holdings and allocations are subject to change. As of December 31, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Schedule of Investments

Shares		Fair Value
Common Stocks — 99.4%

Communications — 23.2%
5,622	Alphabet, Inc., Class A†	$7,530,051
28,732	Facebook, Inc., Class A†	5,897,243
10,867	Netflix, Inc.†	3,516,235
53,613	Twitter, Inc.†	1,718,297
		18,661,826
Consumer Discretionary — 11.3%
3,410	Amazon.com, Inc.†	6,301,134
39,989	Las Vegas Sands Corp.	2,760,841
		9,061,975
Energy — 1.9%
43,421	Continental Resources, Inc.	1,489,340
Financials — 20.5%
6,295	BlackRock, Inc.	3,164,497
17,278	First Republic Bank	2,029,301
6,837	FleetCor Technologies, Inc.†	1,967,142
28,438	Intercontinental Exchange, Inc.	2,631,937
71,591	KKR & Co., Inc.	2,088,309
33,015	Prologis, Inc.	2,942,957
26,806	Square, Inc., Class A†	1,676,983
		16,501,126
Health Care — 5.6%
7,689	Regeneron Pharmaceuticals, Inc.†	2,887,066
11,252	Universal Health
	Services, Inc., Class B	1,614,212
		4,501,278
Industrials — 2.8%
14,818	FedEx Corp.	2,240,630
Technology — 34.1%
18,692	Akamai Technologies, Inc.†	1,614,615
3,184	CoStar Group, Inc.†	1,904,987
18,361	Fortinet, Inc.†	1,960,220
20,329	Microchip Technology, Inc.	2,128,853
20,287	NVIDIA Corp.	4,773,531
11,683	Okta, Inc.†	1,347,868
6,409	Paycom Software, Inc.†	1,696,847
22,407	Salesforce.com, Inc.†	3,644,274
27,656	SS&C Technologies Holdings, Inc.	1,698,078
13,282	Synopsys, Inc.†	1,848,854
12,349	Twilio, Inc.†	1,213,660
11,430	Veeva Systems, Inc., Class A†	1,607,744
11,768	Workday, Inc., Class A†	1,935,248
		27,374,779
Total Common Stocks
(Cost $64,453,867)		$79,830,954
Total Investments — 99.4%
(Cost $64,453,867)		$79,830,954
Other Assets less Liabilities — 0.6%		520,635
Net Assets — 100.0%		$80,351,589

†	Non-income producing security

(The accompanying notes are an integral part of these Financial Statements)

Semi-Annual Shareholder Report
3

ERShares Non-US Small Cap ETF	December 31, 2019 (Unaudited)

Schedule of Investments Summary Table
Percentage of Fair Value
Communications	9.3%
Consumer Discretionary	29.1
Consumer Staples	5.0
Energy	4.9
Financials	12.2
Health Care	8.3
Industrials	6.3
Materials	2.5
Technology	22.4
Total	100.0%

Portfolio holdings and allocations are subject to change. As of December 31, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Schedule of Investments

Shares		Fair Value
Common Stocks — 97.7%

Communications — 9.1%
4,915	51job, Inc. ADR†	$417,284
58,792	carsales.com, Ltd.	685,619
29,445	GMO Internet, Inc.	556,937
1,787,319	Plan B Media PCL	452,948
25,353	SEEK, Ltd.	401,279
		2,514,067
Consumer Discretionary — 28.5%
40,053	Aritzia, Inc.†	587,586
128,500	Best World International, Ltd.(a)	129,938
182,168	boohoo Group PLC†	719,429
1,457,541	Bosideng International Holdings, Ltd.	525,806
2,838	Cimpress PLC†	356,935
22,916	Flight Centre Travel Group, Ltd.	708,794
134,409	Frasers Group PLC†	819,400
238,172	Harvey Norman Holdings, Ltd.	680,244
8,864	Jins Holdings, Inc.	599,029
73,716	Kogan.com, Ltd.	392,687
431,168	Nagacorp, Ltd.	753,032
12,443	Raksul, Inc.†	428,123
22,140	Spin Master Corp.†	674,148
63,530	S-Pool, Inc.	490,409
		7,865,560
Consumer Staples — 4.9%
23,826	Fancl Corp.	634,352
26,213	Fevertree Drinks PLC	725,914
		1,360,266
Energy — 4.7%
21,032	Geopark, Ltd.	464,807
8,953	Solaredge Technologies, Inc.†	851,341
		1,316,148
Financials — 11.9%
811,081	China SCE Group Holding, Ltd.	472,443
43,801	Financial Products Group Co., Ltd.	422,650
17,343	First National Financial Corp.	508,584
4,169	Firstservice Corp.	388,118
20,348	Noah Holdings, Ltd. ADR†	719,708
158,944	Samhallsbyggnadsbolaget I
	Norden AB	389,503
47,588	Tricon Capital Group, Inc.	389,558
		3,290,564
Health Care — 8.1%
441,500	3Sbio, Inc.†	571,967
39,027	Abcam PLC	700,373
416,381	China Medical
	System Holdings, Ltd.	599,338
119,173	Medipharm Labs Corp.†	354,247
		2,225,925
Industrials — 6.2%
23,892	Homeserve PLC	400,183
29,340	Instalco AB	422,385
9,668	Isra Vision AG	420,607
11,580	Scorpio Tankers, Inc.	455,557
		1,698,732

(The accompanying notes are an integral part of these Financial Statements)

Semi-Annual Shareholder Report
4

ERShares Non-US Small Cap ETF	December 31, 2019 (Unaudited)

Schedule of Investments (Continued)

Shares		Fair Value
Common Stocks — (Continued)

Materials — 2.4%
876,054	Lee & Man Paper
	Manufacturing, Ltd.	$663,602
Technology — 21.9%
8,135	Akatsuki, Inc.	436,023
17,604	Audiocodes, Ltd.	452,247
5,866	Cyberark Software, Ltd.†	683,858
4,437	Devoteam SA	472,012
24,953	Frontier Developments PLC†	403,103
5,106	Globant SA†	541,491
368,593	Hi-P International, Ltd.	419,692
32,890	Pro Medicus, Ltd.	515,127
21,343	Radware, Ltd.†	550,222
6,170	SHIFT, Inc.†	450,212
20,781	Sinch AB†	636,049
85,724	Technology One, Ltd.	498,150
		6,058,186
Total Common Stocks
(Cost $24,527,284)		$26,993,050
Total Investments — 97.7%
(Cost $24,527,284)		$26,993,050
Other Assets less Liabilities — 2.3%		633,242
Net Assets — 100.0%		$27,626,292

†	Non-income producing security
(a)	This security has been deemed illiquid and represents 0.47% of the Fund’s net assets.
ADR — American Depositary Receipt
PCL — Public Company Limited
PLC — Public Limited Company

Schedule of Investments Country of Risk Table

		Percentage of
	Value	Fair Value
Argentina	$541,491	2.0%
Australia	3,881,900	14.4
Cambodia	753,032	2.8
Canada	2,902,241	10.7
Chile	464,807	1.7
China	2,780,740	10.3
France	472,012	1.7
Germany	420,607	1.6
Hong Kong	1,189,408	4.4
Ireland	356,935	1.3
Israel	2,537,668	9.4
Japan	4,017,735	14.9
Monaco	455,557	1.7
Singapore	549,630	2.0
Sweden	1,447,937	5.4
Thailand	452,948	1.7
United Kingdom	3,768,402	14.0
Total	$26,993,050	100.0%

(The accompanying notes are an integral part of these Financial Statements)

Semi-Annual Shareholder Report
5

Statements of Assets and Liabilities	December 31, 2019 (Unaudited)

	ERShares	ERShares
	Entrepreneur 30 ETF	Non-US Small Cap ETF
Assets:
Investments, at fair value (Cost $64,453,867 and $24,527,284)	$79,830,954	$26,993,050
Foreign currency, at fair value (Cost $— and $108,736)	—	108,881
Cash	531,922	528,715
Dividends and interest receivable	9,462	13,131
Receivable for capital shares issued	11,625	—
Total Assets	80,383,963	27,643,777
Liabilities:
Accrued expenses:
Management fee	32,374	17,485
Total Liabilities	32,374	17,485
Net Assets	$80,351,589	$27,626,292
Net Assets consist of:
Capital	$67,239,987	$26,524,702
Total distributable earnings	13,111,602	1,101,590
Net Assets	$80,351,589	$27,626,292
Net Assets:	$80,351,589	$27,626,292
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):	4,350,000	1,600,000
Net Asset Value (offering and redemption price per share):	$18.47	$17.27

(The accompanying notes are an integral part of these Financial Statements)

Semi-Annual Shareholder Report
6

Statements of Operations	For the six months ended December 31, 2019 (Unaudited)

	ERShares	ERShares
	Entrepreneur 30 ETF	Non-US Small Cap ETF
Investment Income:
Dividend income (Net of foreign tax withholding of $— and $(26,327))	$229,792	$248,098
Total Investment Income	229,792	248,098
Expenses:
Unified fee	187,478	99,024
Total Net Expenses	187,478	99,024
Net Investment Income	42,314	149,074
Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) from investment
and foreign currency transactions	1,035,622	(1,277,609)
Net realized gains (losses) on in-kind transactions	614,319	—
Change in unrealized appreciation on investments and foreign currency	2,566,122	2,247,145
Net Realized and Unrealized Gains (Losses) on Investments	4,216,063	969,536
Change in Net Assets Resulting From Operations	$4,258,377	$1,118,610

(The accompanying notes are an integral part of these Financial Statements)

Semi-Annual Shareholder Report
7

Statements of Changes in Net Assets

	ERShares Entrepreneur 30 ETF
	Six Months Ended
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
From Investment Activities:
Operations:
Net investment income	$42,314	$88,671
Net realized gains (losses) from investment and
foreign currency transactions and in-kind redemptions	1,649,941	(3,485,094)
Change in unrealized appreciation on investments and foreign currency	2,566,122	5,051,512
Change in net assets resulting from operations	4,258,377	1,655,089
Distributions to Shareholders:
Total Distributions	(61,005)	(2,262,914)
Change in net assets from distributions	(61,005)	(2,262,914)
Capital Transactions:
Proceeds from shares issued	1,841,198	5,353,972
Cost of shares redeemed	(2,642,935)	(1,604,204)
Change in net assets from capital transactions	(801,737)	3,749,768
Change in net assets	3,395,635	3,141,943
Net Assets:
Beginning of period	76,955,954	73,814,011
End of period	$80,351,589	$76,955,954
Share Transactions:
Issued	100,000	300,000
Redeemed	(150,000)	(100,000)
Change in shares	(50,000)	200,000

(The accompanying notes are an integral part of these Financial Statements)

Semi-Annual Shareholder Report
8

Statements of Changes in Net Assets

	ERShares Non-US Small Cap ETF
		For the period
	Six Months Ended	December 27, 2018(a)
	December 31, 2019	through
	(Unaudited)	June 30, 2019
From Investment Activities:
Operations:
Net investment income	$149,074	$189,106
Net realized gains (losses) from investment and
foreign currency transactions and in-kind redemptions	(1,277,609)	5,180
Change in unrealized appreciation on investments and foreign currency	2,247,145	218,804
Change in net assets resulting from operations	1,118,610	413,090
Distributions to Shareholders:
Total Distributions	(430,110)	—
Change in net assets from distributions	(430,110)	—
Capital Transactions:
Proceeds from shares issued	4,215,171	22,309,531
Cost of shares redeemed	—	—
Change in net assets from capital transactions	4,215,171	22,309,531
Change in net assets	4,903,671	22,722,621
Net Assets:
Beginning of period	22,722,621	—
End of period	$27,626,292	$22,722,621
Share Transactions:
Issued	250,000	1,350,000
Redeemed	—	—
Change in shares	250,000	1,350,000

(a)  Commencement of operations.

(The accompanying notes are an integral part of these Financial Statements)

Semi-Annual Shareholder Report
9

Financial Highlights

												Ratio of
												Net	Net
			Net			Distributions					Ratio	Investment	Assets
			Realized			from Net		Net		Total	of Net	Income to	at
	Net Asset		and	Total	Distributions	Realized		Asset	Total	Return	Expenses	Average	End
	Value,	Net	Unrealized	from	from Net	Gains from	Total	Value,	Return	at	to Net	Net	of	Portfolio
	Beginning	Investment	Gains on	Investment	Investment	Investment	Distri-	End of	at NAV	Market	Assets	Assets	Period	Turnover
	of Period	Income	Investments	Activities	Income	Transactions	butions	Period	(a)(b)	(a)(c)	(d)(e)	(d)(e)	(000’s)	(a)(f)
ERShares Entrepreneur 30 ETF
Six Months Ended
December 31, 2019
(Unaudited)	$17.49	0.01	0.98	0.99	(0.01)	—	(0.01)	$18.47	5.69%	5.75%	0.49%	0.11%	$80,352	9%
Year Ended
June 30, 2019	$17.57	0.02	0.42	0.44	(0.03)	(0.49)	(0.52)	$17.49	3.14%	2.78%	0.49%	0.12%	$76,956	39%
November 7, 2017(g)
through
June 30, 2018	$15.00	0.03	2.55	2.58	(0.01)	—	(0.01)	$17.57	17.43%	17.76%	0.49%	0.25%	$73,814	32%
ERShares Non-US Small Cap ETF
Six Months Ended
December 31, 2019
(Unaudited)	$16.83	0.07	0.64	0.71	(0.27)	—	(0.27)	$17.27	4.19%	4.30%	0.75%	1.13%	$27,626	85%
December 27, 2018(g)
through
June 30, 2019	$15.00	0.14	1.69(h)	1.83	—	—	—	$16.83	12.22%	12.57%	0.75%	3.99%	$22,723	138%

(a)	Not annualized for periods less than one year.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)
Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d)
The Funds operate under a “Unified Fee” structure under which the Advisor pays substantially all of the expenses for each fund. Each Fund pays the Advisor the Unified Fee, an amount monthly equal to its average net assets, computed daily and paid monthly. The ERShares Entrepreneur 30 ETF pays the Advisor 0.49% and the ERShares Non-US Small Cap ETF pays the Advisor 0.75%. Out of these fees, the Advisor pays substantially all of the Funds’ expenses.

(e)	Annualized for periods less than one year.
(f)	Excludes impact of in-kind transactions.
(g)	Commencement of operations.
(h)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.

(The accompanying notes are an integral part of these Financial Statements)

Semi-Annual Shareholder Report
10

Notes to Financial Statements	December 31, 2019 (Unaudited)

(1)  Organization

EntrepreneurShares Series Trust™ was organized on July 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of five funds and is authorized to issue an unlimited number of shares of beneficial interest for each fund (“Shares”). The accompanying financial statements are those of the ERShares Entrepreneur 30 ETF and the ERShares Non-US Small Cap ETF (individually referred to as a “Fund” or collectively as the “Funds”). The Funds are exchange-traded funds whose investment objectives are to seek investment results that correspond (before fees and expenses) generally to the performance of their underlying indices, the Entrepreneur 30 Index and the Entrepreneur Non-US Small Cap Index, respectively. Each Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The Funds are non-diversified and therefore may invest a greater percentage of their assets in a particular issuer than a diversified Fund. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca. Market prices for the Shares may be different from their NAV. Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote

(2)  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Investment Valuations

The Funds hold their investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes or the last sale price where appropriate; otherwise, fair value will be determined in accordance with fair value procedures approved by the Board.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such

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Notes to Financial Statements (Continued)	December 31, 2019 (Unaudited)

transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations.

The Funds may invest in American Depositary Receipts as well as other “hybrid” forms of depositary receipts, including Global Depositary Receipts. These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries, a portion of which may be reclaimable. The Funds may be subject to foreign taxes on capital gains on the sale of securities or foreign currency transactions. The Funds accrue foreign capital gains taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets.

Level 2 –	Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use fair value adjustment factors provided daily by an independent pricing vendor to value certain foreign equity securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE Arca. These securities are considered as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of December 31, 2019, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for each Fund.

	Level 1	Level 2	Total Investments
ERShares Entrepreneur 30 ETF
Common Stocks(1)	$79,830,954	$—	$79,830,954
Total Investments	$79,830,954	$—	$79,830,954
ERShares Non-US Small Cap ETF
Common Stocks(1)	$8,525,630	$18,467,420	$26,993,050
Total Investments	$8,525,630	$18,467,420	$26,993,050

(1)	Please see the Schedule of Investments for industry classifications.

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Notes to Financial Statements (Continued)	December 31, 2019 (Unaudited)

B.  Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily.  Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C.  Cash

Idle cash may be swept into various overnight demand deposits and is classified as cash or foreign currency on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D.  Dividends and Distributions to Shareholders

The Funds intend to distribute to their shareholders net investment income and net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to return of capital from investments.

E.  Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3)  Investment Advisory and Other Contractual Services

A.  Investment Advisory Fees

Capital Impact Advisors, LLC (the “Advisor”) a related party, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, a “Unified Fee”. The ERShares Entrepreneur 30 ETF pays 0.49% of the Fund’s average daily net assets, computed daily and paid monthly. The ERShares Non-US Small ETF pays 0.75% of the Fund’s average daily net assets, computed daily and paid monthly. Out of the Unified Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Unified Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds.

B.  General

At December 31, 2019, certain officers of the Trust are officers, directors and/or trustees of the Advisor. Certain officers of the Trust were also employees of the Advisor. However, these officers were not compensated directly by the Funds.

(4)  Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended December 31, 2019 were as follows:

	Purchases	Sales
ERShares Entrepreneur 30 ETF	$ 7,115,672	$ 7,127,973
ERShares Non-US Small Cap ETF	22,046,929	20,483,464

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Notes to Financial Statements (Continued)	December 31, 2019 (Unaudited)

Purchases and sales of in-kind transactions for the period ended December 31, 2019 were as follows:

	Purchases	Sales
ERShares Entrepreneur 30 ETF	$1,829,572	$2,625,041
ERShares Non-US Small Cap ETF	3,801,826	—

(5)  Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended December 31, 2019, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) as follows:

	Shares	Fair Value
ERShares Entrepreneur 30 ETF	13,966	$1,829,572
ERShares Non-US Small Cap ETF	1,491,855	3,801,826

(6)  Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

As of June 30, 2019, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
	of Securities	Appreciation	Depreciation	(Depreciation)
ERShares Entrepreneur 30 ETF	$64,036,338	$14,134,471	$(1,748,148)	$12,386,323
ERShares Non-US Small Cap ETF	20,489,776	1,050,699	(901,592)	149,107

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

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Notes to Financial Statements (Continued)	December 31, 2019 (Unaudited)

The tax character of distributions paid during the fiscal year ended June 30, 2019 was as follows:

Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Total
	Income	Capital Gains	Distributions	Distributions Paid
ERShares Entrepreneur 30 ETF	$2,257,366	$5,548	$2,262,914	$2,262,914
ERShares Non-US Small Cap ETF	—	—	—	—

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long Term	Accumulated	Capital and	Appreciation	Accumulated
	Income	Capital Gains	Earnings	Other Losses	(Depreciation)	Earnings (Deficit)
ERShares Entrepreneur 30 ETF	$—	$—	$—	$(3,472,093)	$12,386,323	$8,914,230
ERShares Non-US Small Cap ETF	292,477	—	292,477	(30,502)	151,115	413,090

(7)  Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

The prices of the securities, particularly the common stocks, in which the Funds invest may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of a Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by a Fund.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

(8)  Recently Issued Accounting Standards

In August, 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to, and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years with early adoption permitted. The Funds have early adopted certain disclosures of ASU 2018-13 as permitted by the standard.

(9)  Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were available to be issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2019.

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Additional Information	December 31, 2019 (Unaudited)

RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS

On September 17, 2019, all of the Trustees of EntrepreneurShares Series Trust (the “Trust”) met to discuss, among other things, the continuation of the investment advisory and sub-advisory agreements, if applicable, for the ERShares Entrepreneur 30 ETF (the “Entrepreneur 30 ETF”), the ERShares Global Fund (the “Global Fund”), the ERShares US Small Cap Fund (the “Small Cap Fund”), and the ERShares US Large Cap Fund (the “Large Cap Fund”) (collectively referred to as the “Funds”).  In preparation for the meeting they reviewed materials addressing the review and consideration of the investment advisory agreements (the “Agreements”), which included a Gartenberg Memo to the Board of Trustees (the “Board”) from legal counsel, 15(c) analyses for the Funds, and the returns of each Fund and the Fund’s benchmark indices provided in the quarterly Board materials.  The Trustees noted that the investment advisory agreement for the ERShares Non-US Small Cap ETF agreement was not up for renewal in 2019, but will be in 2020.

Weston Capital Advisors, LLC (“Weston”) is the Global Fund’s investment advisor, and EntrepreneurShares, LLC (“EntrepreneurShares”) is the Global Fund’s investment sub-advisor.  Capital Impact Advisors, LLC (“Capital Impact Advisors”) is the investment advisor to the Entrepreneur 30 ETF, the Small Cap Fund, and the Large Cap Fund.  Weston, EntrepreneurShares, and Capital Impact Advisors are referred to herein as the “Advisers,” and the investment advisory agreements for the Entrepreneur 30 ETC Global Fund, the Small Cap Fund, and the Large Cap Fund, along with the sub-advisory agreement for the Global Fund, are referred to herein as the “Advisory Agreements.”  The Advisers are responsible for management of the investment portfolio of the Funds, and for overall management of the Funds’ business and affairs pursuant to the Advisory Agreements.

At the meeting, the Trustees had ample opportunity to consider matters they deemed relevant in considering the approval of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.  In addition to the materials requested by the Trustees in connection with their consideration of the continuation of the Advisory Agreements, the Trustees received materials in advance of each regular quarterly meeting of the Board of Trustees that provided information relating to the services provided by the Advisers.

In advance of the meeting, the Advisers sent detailed information to the Trustees to assist them in their evaluation of the Advisory Agreements.  This information included, but was not limited to, a memorandum that summarized the legal standards applicable to the Trustees’ consideration of the Advisory Agreements; information regarding the Advisers’ personnel and investment process; comparative information relating to the Funds’ management fees and other expenses of the Funds; information regarding fees paid and other payments; information on the Advisers’ profitability; financial information about the Advisers; information about brokerage commissions; comparative information relating to the Funds’ performance; information about sales and redemptions of the Funds; information about amounts paid to financial intermediaries; information about the Funds’ compliance program; and other information the Trustees believed was useful in evaluating the approval of the Advisory Agreements.

All of the factors discussed by the Trustees were considered as a whole, and were considered separately by the members of the Board of Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Trustees”), meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the Advisory Agreements.  The Trustees recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the Independent Trustees and the Advisers, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

The material determinations of the Board of Trustees, including all of the Independent Trustees, are described below:

Nature and Quality of Investment Advisory Services

The Trustees concluded that the nature, extent and quality of the investment advisory services provided to the Funds by the Advisers are good, and that the nature and extent of the services provided by the Advisers are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules and regulations.  They believe that the following factors, among others, support these conclusions: (1) the Advisers maintain sufficient staff and resources to support the Funds, which allows the Advisers to meet the investment objectives of the Funds; (2) the Advisers have engaged service providers to the Funds, who provide administrative and distribution services on behalf of the Funds and are overseen by the Advisers, that have strong backgrounds and experience in the mutual fund industry; and (3) past actions of the Advisers demonstrate the Advisers’ active oversight of service providers to the Funds, as they have taken actions to ensure that such service providers are performing well, and have, when necessary, replaced service providers who do not perform well.

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Additional Information (Continued)	December 31, 2019 (Unaudited)

Comparative Fees and Expenses

The Trustees concluded that the advisory fees and net expense ratios of the Funds were reasonable, and they believe that the following factors, among others, support these conclusions: (1) the long-term returns of the Funds are generally positive when compared to peers; and (2) the Funds are still relatively small in assets under management when compared to their peer groups, and the Advisers are subsidizing the expenses of the Funds to ensure the Funds remain competitive with other funds.

Comparison of Fee Structures of Other Accounts

The Trustees concluded that the differential in advisory fees between the Funds and the separate accounts managed by the Advisers is reasonable, and concluded that the fee rates charged to the Funds in comparison to those charged to the Advisers’ other clients are reasonable.  They believe that the following factors, among others, support these conclusions: (1) the services performed by the Advisers for the Funds generally require a higher level of service and compliance oversight than the services performed for the separate accounts; (2) the Advisers provide tailored investment advisory services to the Funds in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders; and (3) increasingly investors in the Funds invest through brokerage platforms (intermediaries), with fewer investors going directly to the Funds’ transfer agent, and the Advisers absorb a significant portion of the costs associated with these intermediaries (as a result, the cost of obtaining, retaining and servicing shareholders for the Funds is significantly higher than the costs for separate accounts).

Performance

The Trustees concluded that the performance of the Funds has generally been good on a relative basis and on an absolute basis, with periods of underperformance.  When the Funds have underperformed, the Trustees have discussed the reasons with the Advisers at length, and ensures that the Advisers have in place plans to improve performance, and historically the efforts of the Advisers have resulted in improvement. They continue to believe that the Advisers’ discipline should lead to favorable results in the long-term, and concluded that renewal of the Advisory Agreements was in the best interest of the Funds’ shareholders.  They believe that the following factors, among others, support these conclusions: (1) the Advisers manage the Funds in a manner that is materially consistent with their stated investment objective and style; and (2) the long-term returns of the Funds are generally positive in comparison to the peer group.

Costs and Profitability

The Trustees recognized that it is difficult to make comparisons of profitability from investment advisory contracts.  This is because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the type of clients it advises, its business mix, and numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital.  The Trustees concluded that the level of profitability realized by the Advisers from their provision of services to the Funds is reasonable, and, as noted above, that the overall expense ratios and investment advisory fees were fair and reasonable.  They believe that the following factors, among others, support these conclusions: (1) taking into account the intermediary fees that the Advisers pay in connection with managing the Funds, the cost of obtaining, retaining and servicing shareholders for the Funds is significantly higher than the costs for separate accounts; (2) the Advisers expend significant resources and revenue to manage and distribute the Funds; and (3) the Advisers are subsidizing the expenses of the Funds to ensure the Funds remain competitive with other funds.

Economies of Scale

The Trustees concluded that the current fees were appropriate at foreseeable asset levels without the need for breakpoints.  They believe that the following factors, among others, support these conclusions: (1) based on the materials reviewed at the meeting and the size of the Funds, the Funds have not realized economies of scale; and (2) many of the Funds’ expenses increase as the Funds’ assets grow, such as the intermediary service fees and the costs of conducting research to explore additional investments.

Fall-Out Benefits

The Trustees concluded that the other benefits realized by the Advisers from their relationship with the Funds were reasonable.  They believe that the following factors, among others, support this conclusion: (1) while the Advisers may derive ancillary benefits from their association with the Funds in the form of proprietary and third party research products and services received from broker dealers that execute portfolio trades for the Funds, the Trustees determined such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the investment decision-making process; and (2) while managing the Funds may have provided more visibility for the Advisers in the industry in general, the primary focus of this visibility has been the Funds, and it has been beneficial to the Funds.

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Additional Information (Concluded)	December 31, 2019 (Unaudited)

Conclusion

After reviewing the material provided for the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisers, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, the Trustees, including all of the Independent Trustees, concluded that the Advisory Agreements are fair and reasonable and that the continuation of the Advisory Agreement is in the best interest of the Funds and their shareholders.  Accordingly, the Trustees, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreements.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or any successor form). These filings are available on the SEC’s website at www.sec.gov. In addition, the Funds’ Form N-Q is available without charge, upon request, by calling 1-877-271-8811.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-271-8811, and (2) on the SEC’s website at www.sec.gov.

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Privacy Policy (Unaudited)

As part of the EntrepreneurShares fund family long tradition of trust, the confidentiality of personal information is paramount. We maintain high standards to safeguard your personal information. We will remain vigilant and professional in protecting that information and in using it in a fair and lawful manner. As part of this commitment to fulfilling your trust we have formulated this Privacy Policy.

Safeguarding Customer Information and Documents

To conduct regular business, we may collect nonpublic personal information from sources such as:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerances;

•	Account History, including information about the transactions and balances in a customer’s account; and

•
Correspondence, written, telephonic, or electronic between a customer and Seaport Global Advisors, LLC; Capital Impact Advisors, LLC; EntrepreneurShares, LLC, and/or any EntrepreneurShares Mutual Fund or Exchange-Traded Fund product; such as, ERShares Global Fund, ERShares US Large Cap Fund, ERShares US Small Cap, ERShares Entrepreneur 30 ETF, ERShares Non-US Small Cap ETF, or service providers to Seaport Global Advisors, Capital Impact, EntrepreneurShares, and/or EntrepreneurShares’ Funds.

To conduct regular business, we collect non-public customer data in checklists, forms, in written notations, and in documentation provided to us by our customers for evaluation, registration, licensing or related consulting services. We also create internal lists of such data.

EntrepreneurShares will internally safeguard your nonpublic personal information by restricting access to only those employees who provide products or services to you or those who need access to your information to service your account. In addition, we will maintain physical, electronic and procedural safeguards that meet federal and/or state standards to guard your nonpublic personal information. Failure to observe EntrepreneurShares’ procedures regarding customer and consumer privacy will result in discipline and may lead to termination.

Sharing Nonpublic Personal and Financial Information

As the Firm shares nonpublic information solely to service our client accounts, we do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law or otherwise disclosed herein.

EntrepreneurShares is committed to the privacy and protection of our customers’ personal and financial information. We will not share any such information with any affiliated or nonaffiliated third party except:

•	When necessary to complete transactions in a customer account, such as clearing firm.
•	When required to service and/or maintain your account.
•	In order to resolve a customer dispute or inquiry.
•	With persons acting in a fiduciary or representative capacity on behalf of the customer.
•	With rating agencies, persons assessing compliance with industry standards, or to the attorneys, accountants and auditors of the firm.
•	In connection with any sale and / or merger of EntrepreneurShares’ business.
•	To prevent or protect against actual or potential fraud, identity theft, unauthorized transactions, claims or other liability.
•	To comply with all federal, state or local laws, rules, statutes and other applicable legal requirements.
•
In connection with a written agreement to provide advisory services or investment management when the information is released solely for the purpose of providing products or services covered by pursuant to the EntrepreneurShares’ Wrap Fee Program.

•	Upon the customer’s specific instruction, consent or request.

Note: When we share your nonpublic information with any third party for the reasons listed above, we make certain that there are written restrictions in place regarding the use and/or disclosure of said information.

Opt-Out Provisions

It is not a policy of EntrepreneurShares to share nonpublic personal and financial information with affiliated or unaffiliated third parties except under the circumstances noted above. Since sharing under the circumstances noted above is necessary to service customer accounts or is mandated by law, there are no allowances made for clients to opt out.

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Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

Index Sponsor
EntrepreneurShares LLC
175 Federal Street, Suite #875
Boston, MA 02110

Independent Registered Public Accounting Firm
RSM US LLP
80 City Square
Boston, MA 02129

Custodian
Citibank, N.A.
111 Wall Street
New York, NY 10005

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Accountant, Transfer Agent And Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-877-271-8811.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

For the purposes of this Item, there have not been any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        EntrepreneurShares Series Trust

By (Signature and Title)*    /s/Dr. Joel M. Shulman
Dr. Joel M. Shulman, President (Principal Executive Officer)

Date    March 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Dr. Joel M. Shulman
Dr. Joel M. Shulman, President (Principal Executive Officer)

Date    March 9, 2020

By (Signature and Title)*    /s/Mihai Prisacariu
Mihai Prisacariu, Interim Treasurer (Principal Financial Officer)

Date    March 9, 2020

* Print the name and title of each signing officer under his or her signature.